Consolidated Balance Sheet - USD ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks		$ 5,061	$ 5,608
Interest-earning deposits with banks		23,413	10,893
Loans held for sale (a)	[1]	1,083	994
Asset held for sale (b)	[2]	8,558	8,016
Investment securities – available for sale		69,163	63,389
Investment securities – held to maturity		17,661	19,312
Loans (a)	[1],[3]	239,843	226,245
Allowance for loan and lease losses		(2,742)	(2,629)
Net loans		237,101	223,616
Equity investments		5,176	4,878
Mortgage servicing rights		1,644	1,983
Goodwill		9,233	9,218
Other (a)	[1]	32,202	34,408
Total assets		410,295	382,315
Deposits
Noninterest-bearing		72,779	73,960
Interest-bearing		215,761	193,879
Total deposits		288,540	267,839
Borrowed funds
Federal Home Loan Bank borrowings		16,341	21,501
Bank notes and senior debt		29,010	25,018
Subordinated debt		6,134	5,895
Other (c)	[4]	8,778	5,005
Total borrowed funds		60,263	57,419
Allowance for unfunded loan commitments and letters of credit		318	285
Accrued expenses and other liabilities		11,831	9,002
Total liabilities		360,952	334,545
Equity
Preferred stock (d)	[5]
Common stock ($5 par value, Authorized 800 shares, issued 542 shares)		2,712	2,711
Capital surplus		16,369	16,277
Retained earnings		42,215	38,919
Accumulated other comprehensive income (loss)		799	(725)
Common stock held in treasury at cost: 109 and 85 shares		(12,781)	(9,454)
Total shareholders’ equity		49,314	47,728
Noncontrolling interests		29	42
Total equity		49,343	47,770	[6]
Total liabilities and equity		$ 410,295	$ 382,315

[1]
Our consolidated assets included the following for which we have elected the fair value option: Loans held for sale of $1.1 billion, Loans of $.7 billion, and Other assets of
$.1 billion at December 31, 2019 and Loans held for sale of $.9 billion, Loans of $.8 billion, and Other assets of $.2 billion at December 31, 2018.

[2]	Represents our held for sale investment in BlackRock.
[3]
Net of unearned income, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans totaling $1.1 billion and $1.2 billion December 31, 2019 and 2018, respectively.

[4]	Our consolidated liabilities included Other borrowed funds of $.1 billion at both December 31, 2019 and 2018, for which we have elected the fair value option.
[5]	Par value less than $.5 million at each date.
[6]	The par value of our preferred stock outstanding was less than $.5 million at each date and, therefore, is excluded from this presentation.